Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Balances and Transactions with Related Parties
Schedule of details of balances with related parties

		Thousands of Euros
Carrying amount	Reference	31/12/2022	31/12/2021

Receivables from associates and joint ventures	14	162,382	131,764
Current contract assets from associates and joint ventures		3,880	—
Trade payables associates and joint ventures		(91)	(3)
Loans to other related parties		96,537	89,104
Other financial assets with other related parties	11	318,890	220,947
Debts with key management personnel		(5,534)	(6,644)
Payables to other related parties		(4,810)	(3,824)
		571,254	431,344

Schedule of group transactions with related parties

Group transactions with related parties during 2022 are as follows:

	Thousands of Euros
	Associates & joint	Key management	Other related	Board of directors
	ventures	personnel	parties	of the Company

Net sales	339,170	—	—	—
Purchases	(9)	—	—	—
Other service expenses	(34)	—	(4,343)	—
Remuneration	—	(13,891)	—	(5,316)
Payments for rights of use	—	—	(6,300)	—
Purchase of property, plant and equipment	—	—	3,464	—
Dividends paid/received	10,717	—	—	—
	349,844	(13,891)	(7,179)	(5,316)

Group transactions with related parties during 2021 were as follows:

	Thousands of Euros
	Associates & joint	Key management	Other related	Board of directors
	ventures	personnel	parties	of the Company

Net sales	220,808	—	—	—
Purchases	(613)	—	—	—
Other service expenses	(2,709)	—	(3,963)	—
Remuneration	—	(15,136)	—	(4,417)
Payments for rights of use	—	—	(5,332)	—
Purchase of property, plant and equipment	—	—	7,326	—
Finance income	2	—	—	—
Dividends paid/received	2,636	—	—	—
	220,124	(15,136)	(1,969)	(4,417)

Group transactions with related parties during 2020 were as follows:

	Thousands of Euros
	Associates & joint	Key management	Other related	Board of directors
	ventures	personnel	parties	of the Company

Net sales	10,522	—	—	—
Purchases	(459)	—	—	—
Other service expenses	(15,010)	—	(10,344)	—
Remuneration	—	(17,164)	—	(4,966)
Payments for rights of use	—	—	(5,137)	—
Purchase of property, plant and equipment	—	—	(13,500)	—
Finance income	783	—	—	—
Dividends paid/received	10,156	—	—	—
	5,992	(17,164)	(28,981)	(4,966)